Financial assets held for trading - Breakdown by currency (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets held for trading
Financial assets held for trading	€ 5,502	€ 6,760
Euro
Financial assets held for trading
Financial assets held for trading	3,731	4,272
US Dollars
Financial assets held for trading
Financial assets held for trading	1,688	2,279
Other
Financial assets held for trading
Financial assets held for trading	€ 83	€ 209